Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 22,519	$ 21,205
Marketable securities	1,885	784
Trade and other receivables, net	4,972	4,769
Inventories, net	8,489	8,475
Recoverable income taxes	479	602
Other recoverable taxes	1,958	1,900
Advances to suppliers	78	166
Others	1,433	1,140
Current assets other than assets classified as held for sale	41,813	39,041
Assets classified as held for sale	5,318	5,728
Current assets	47,131	44,769
Long-term receivables
Trade and other receivables, net	5,175	4,551
Marketable securities	64	90
Judicial deposits	5,582	3,999
Deferred income taxes	3,438	4,307
Other tax assets	3,075	3,141
Advances to suppliers	1,032	1,148
Others	3,084	3,184
Non-current receivables	21,450	20,420
Investments	3,795	3,052
Property, plant and equipment	176,650	175,470
Intangible assets	2,340	3,272
Non-current assets	204,235	202,214
Total Assets	251,366	246,983
Current liabilities
Trade payables	5,767	5,762
Finance debt	7,001	9,755
Finance lease obligations	25	18
Income taxes payable	299	127
Other taxes payable	4,548	3,628
Payroll and related charges	1,309	2,197
Pension and medical benefits	844	820
Provisions for legal proceedings	2,256
Others	2,508	2,104
Current liabilities other than Liabilities on assets classified as held for sale	24,557	24,411
Liabilities related to assets classified as held for sale	391	492
Current liabilities	24,948	24,903
Non-current liabilities
Finance debt	102,045	108,371
Finance lease obligations	204	226
Income taxes payable	671
Deferred income taxes	1,196	263
Pension and medical benefits	20,986	21,477
Provisions for legal proceedings	4,770	3,391
Provision for decommissioning costs	14,143	10,252
Others	901	550
Non-current liabilities	144,916	144,530
Total current liabilities	169,864	169,433
Equity
Share capital (net of share issuance costs)	107,101	107,101
Capital transactions	1,067	628
Profit reserves	53,056	53,143
Accumulated other comprehensive (deficit)	(81,422)	(84,093)
Attributable to the shareholders of Petrobras	79,802	76,779
Non-controlling interests	1,700	771
Total equity	81,502	77,550
Total liabilities and equity	$ 251,366	$ 246,983